COUNTRYWIDE
                               FUND SERVICES, INC.




December 8, 1997



Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Interactive Investments
     File Nos. 33-73832 and 811-08268

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 4 to Interactive Investments' registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 4 has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary















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